Freight Costs	12 Months Ended
Dec. 31, 2017
Freight Costs [Abstract]
Freight Costs
(15) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2017, 2016 and 2015, freight costs included in cost of goods sold were RMB4,495 (US$691), RMB3,406 and RMB2,938, respectively, and RMB8,527 (US$1,311), RMB8,177, and RMB7,713, respectively, were included in selling expenses.